UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.7%
	Consumer Discretionary – 15.8%
70	Amazon.com, Inc.*	$105,872
34	Aramark	1,418
44	Best Buy Co., Inc.	3,187
7	Booking Holdings, Inc.*	14,238
26	CarMax, Inc.*	1,610
76	Carnival Corp.	5,085
50	CBS Corp. - Class B	2,649
34	Charter Communications, Inc. - Class A*	11,626
664	Comcast Corp. - Class A	24,043
18	Darden Restaurants, Inc.	1,659
40	Dollar General Corp.	3,784
12	Dunkin' Brands Group, Inc.	719
18	Expedia, Inc.	1,893
616	Ford Motor Co.	6,536
56	Gap, Inc.	1,769
207	General Motors Co.	8,145
34	Goodyear Tire & Rubber Co.	984
52	Hanesbrands, Inc.	1,009
18	Hasbro, Inc.	1,720
44	Hilton Worldwide Holdings, Inc.	3,555
164	Home Depot, Inc.	29,892
58	Interpublic Group of Cos., Inc.	1,357
26	Kohl's Corp.	1,718
40	L Brands, Inc.	1,973
10	Lear Corp.	1,866
30	Live Nation Entertainment, Inc.*	1,344
46	Macy's, Inc.	1,353
51	Marriott International, Inc. - Class A	7,202
48	Mattel, Inc.	763
113	McDonald's Corp.	17,825
80	MGM Resorts International	2,738
61	Netflix, Inc.*	17,774
184	NIKE, Inc. - Class B	12,334
24	Nordstrom, Inc.	1,231
34	Omnicom Group, Inc.	2,592
10	PVH Corp.	1,443
8	Ralph Lauren Corp.	847
56	Ross Stores, Inc.	4,373
30	Royal Caribbean Cruises Ltd.	3,798
672	Sirius XM Holdings, Inc.	4,220
204	Starbucks Corp.	11,648
40	Tapestry, Inc.	2,036
77	Target Corp.	5,807
48	TEGNA, Inc.	617

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Consumer Discretionary (Continued)
18	Tiffany & Co.	$1,819
106	Time Warner, Inc.	9,854
92	TJX Cos., Inc.	7,607
18	TripAdvisor, Inc.*	721
58	VF Corp.	4,325
54	Viacom, Inc. - Class B	1,800
4	Visteon Corp.*	495
222	Walt Disney Co.	22,902
10	Whirlpool Corp.	1,624
12	Williams-Sonoma, Inc.	621
16	Wyndham Worldwide Corp.	1,853
14	Wynn Resorts Ltd.	2,345
		394,218
	Consumer Staples – 7.6%
268	Altria Group, Inc.	16,871
31	Brown-Forman Corp. - Class B	2,163
42	Campbell Soup Co.	1,808
18	Clorox Co.	2,323
606	Coca-Cola Co.	26,191
120	Colgate-Palmolive Co.	8,276
60	Conagra Brands, Inc.	2,168
24	Constellation Brands, Inc. - Class A	5,172
150	CVS Health Corp.	10,160
30	Estee Lauder Cos., Inc. - Class A	4,153
80	General Mills, Inc.	4,044
14	Hain Celestial Group, Inc.*	487
22	Hershey Co.	2,162
72	Hormel Foods Corp.	2,337
16	JM Smucker Co.	2,021
50	Kellogg Co.	3,310
50	Kimberly-Clark Corp.	5,546
169	Kraft Heinz Co.	11,331
132	Kroger Co.	3,580
214	Mondelez International, Inc. - Class A	9,395
200	PepsiCo, Inc.	21,946
362	Procter & Gamble Co.	28,424
72	Sysco Corp.	4,295
40	Tyson Foods, Inc. - Class A	2,975
142	Walgreens Boots Alliance, Inc.	9,782
		190,920
	Energy – 2.4%
615	Exxon Mobil Corp.	46,580
69	Marathon Petroleum Corp.	4,420

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	ENERGY (Continued)
58	ONEOK, Inc.	$3,267
72	Phillips 66	6,507
		60,774
	Financials – 15.2%
54	Aflac, Inc.	4,800
50	Allstate Corp.	4,613
68	Ally Financial, Inc.	1,897
128	American Express Co.	12,481
128	American International Group, Inc.	7,340
22	Ameriprise Financial, Inc.	3,442
8	Assurant, Inc.	684
158	Bank of New York Mellon Corp.	9,011
118	BB&T Corp.	6,413
22	BlackRock, Inc.	12,087
68	Capital One Financial Corp.	6,659
184	Charles Schwab Corp.	9,756
372	Citigroup, Inc.	28,082
48	CME Group, Inc.	7,976
26	Comerica, Inc.	2,528
56	Discover Financial Services	4,414
6	FactSet Research Systems, Inc.	1,219
110	Fifth Third Bancorp	3,635
16	First American Financial Corp.	928
34	First Horizon National Corp.	648
80	Franklin Resources, Inc.	3,094
55	Goldman Sachs Group, Inc.	14,461
54	Hartford Financial Services Group, Inc.	2,854
158	Huntington Bancshares, Inc.	2,481
495	JPMorgan Chase & Co.	57,172
158	KeyCorp	3,339
14	Legg Mason, Inc.	559
32	Lincoln National Corp.	2,437
13	LPL Financial Holdings, Inc.	836
22	M&T Bank Corp.	4,176
72	Marsh & McLennan Cos., Inc.	5,977
150	MetLife, Inc.	6,928
26	Moody's Corp.	4,339
249	Morgan Stanley	13,949
24	Nasdaq, Inc.	1,938
46	Navient Corp.	596
34	Northern Trust Corp.	3,600
68	PNC Financial Services Group, Inc.	10,721
42	Principal Financial Group, Inc.	2,618

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	FINANCIALS (Continued)
80	Progressive Corp.	$4,606
60	Prudential Financial, Inc.	6,379
20	Raymond James Financial, Inc.	1,854
180	Regions Financial Corp.	3,494
9	Reinsurance Group of America, Inc.	1,384
36	S&P Global, Inc.	6,905
56	State Street Corp.	5,944
70	SunTrust Banks, Inc.	4,889
116	Synchrony Financial	4,221
34	T. Rowe Price Group, Inc.	3,805
74	TD Ameritrade Holding Corp.	4,255
40	Travelers Cos., Inc.	5,560
242	U.S. Bancorp	13,155
33	Unum Group	1,682
688	Wells Fargo & Co.	40,186
		379,007
	Health Care – 14.2%
246	Abbott Laboratories	14,841
219	AbbVie, Inc.	25,367
48	Aetna, Inc.	8,499
46	Agilent Technologies, Inc.	3,155
32	AmerisourceBergen Corp.	3,045
102	Amgen, Inc.	18,745
36	Anthem, Inc.	8,474
6	athenahealth, Inc.*	838
76	Baxter International, Inc.	5,152
37	Becton, Dickinson and Co.	8,215
30	Biogen, Inc.*	8,670
186	Boston Scientific Corp.*	5,070
237	Bristol-Myers Squibb Co.	15,689
46	Cardinal Health, Inc.	3,184
24	Centene Corp.*	2,434
46	Cerner Corp.*	2,951
36	Cigna Corp.	7,052
96	Danaher Corp.	9,387
26	DaVita, Inc.*	1,873
158	Eli Lilly & Co.	12,169
84	Express Scripts Holding Co.*	6,338
182	Gilead Sciences, Inc.	14,329
50	HCA Healthcare, Inc.	4,962
22	Henry Schein, Inc.*	1,456
20	Humana, Inc.	5,436
378	Johnson & Johnson	49,095

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Health Care (Continued)
14	Laboratory Corp. of America Holdings*	$2,418
28	McKesson Corp.	4,178
376	Merck & Co., Inc.	20,387
847	Pfizer, Inc.	30,755
20	Quest Diagnostics, Inc.	2,061
52	Stryker Corp.	8,432
56	Thermo Fisher Scientific, Inc.	11,680
131	UnitedHealth Group, Inc.	29,627
		355,964
	Industrials – 10.3%
84	3M Co.	19,783
22	AECOM*	781
72	American Airlines Group, Inc.	3,906
70	Arconic, Inc.	1,707
86	Boeing Co.	31,150
82	Caterpillar, Inc.	12,680
131	CSX Corp.	7,037
24	Cummins, Inc.	4,036
44	Deere & Co.	7,078
106	Delta Air Lines, Inc.	5,713
6	Dun & Bradstreet Corp.	750
88	Emerson Electric Co.	6,253
38	FedEx Corp.	9,364
49	Fortive Corp.	3,763
42	General Dynamics Corp.	9,343
1,429	General Electric Co.	20,163
18	Harris Corp.	2,811
6	Huntington Ingalls Industries, Inc.	1,572
46	JetBlue Airways Corp.*	968
42	Lockheed Martin Corp.	14,803
10	ManpowerGroup, Inc.	1,185
52	Nielsen Holdings PLC	1,697
41	Norfolk Southern Corp.	5,702
24	Northrop Grumman Corp.	8,401
16	Owens Corning	1,301
40	Raytheon Co.	8,701
48	Republic Services, Inc.	3,225
18	Robert Half International, Inc.	1,027
18	Rockwell Automation, Inc.	3,254
23	Rockwell Collins, Inc.	3,168
8	Ryder System, Inc.	579
86	Southwest Airlines Co.	4,974
16	Spirit AeroSystems Holdings, Inc. - Class A	1,461

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
21	Stanley Black & Decker, Inc.	$3,343
25	TransUnion*	1,427
112	Union Pacific Corp.	14,588
44	United Continental Holdings, Inc.*	2,983
98	United Parcel Service, Inc. - Class B	10,232
116	United Technologies Corp.	15,630
8	W.W. Grainger, Inc.	2,092
		258,631
	Information Technology – 27.1%‡
68	Adobe Systems, Inc.*	14,221
24	Akamai Technologies, Inc.*	1,619
8	Alliance Data Systems Corp.	1,928
42	Alphabet, Inc. - Class A*	46,365
725	Apple, Inc.	129,137
141	Applied Materials, Inc.	8,120
64	Automatic Data Processing, Inc.	7,380
22	Booz Allen Hamilton Holding Corp.	834
16	Broadridge Financial Solutions, Inc.	1,606
60	CA, Inc.	2,106
22	CDW Corp.	1,604
701	Cisco Systems, Inc.	31,391
21	Citrix Systems, Inc.*	1,932
134	Corning, Inc.	3,897
152	eBay, Inc.*	6,515
42	Electronic Arts, Inc.*	5,195
337	Facebook, Inc. - Class A*	60,094
44	Fidelity National Information Services, Inc.	4,276
50	First Data Corp.*	781
18	GoDaddy, Inc.*	1,077
225	Hewlett Packard Enterprise Co.	4,183
242	HP, Inc.	5,660
10	IAC/InterActiveCorp*	1,489
647	Intel Corp.	31,891
134	International Business Machines Corp.	20,881
36	Intuit, Inc.	6,007
21	Leidos Holdings, Inc.	1,329
146	Mastercard, Inc. - Class A	25,661
1,104	Microsoft Corp.	103,522
22	Motorola Solutions, Inc.	2,335
18	NCR Corp.*	594
38	NetApp, Inc.	2,301
83	NVIDIA Corp.	20,086
579	Oracle Corp.	29,338

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Information Technology (Continued)
166	PayPal Holdings, Inc.*	$13,182
204	QUALCOMM, Inc.	13,260
101	salesforce.com, Inc.*	11,741
86	Symantec Corp.	2,261
6	Tech Data Corp.*	620
137	Texas Instruments, Inc.	14,844
4	Ultimate Software Group, Inc.*	954
254	Visa, Inc. - Class A	31,227
14	VMware, Inc. - Class A*	1,844
36	Xerox Corp.	1,092
		676,380
	Materials – 1.6%
30	Air Products & Chemicals, Inc.	4,824
24	Alcoa Corp.*	1,079
50	Ball Corp.	1,998
20	Celanese Corp.	2,017
22	Eastman Chemical Co.	2,224
40	Ecolab, Inc.	5,218
60	Monsanto Co.	7,402
50	Mosaic Co.	1,316
72	Newmont Mining Corp.	2,750
36	PPG Industries, Inc.	4,048
40	Praxair, Inc.	5,990
		38,866
	Real Estate – 0.3%
48	CBRE Group, Inc. - Class A*	2,244
41	Iron Mountain, Inc. - REIT	1,290
6	Jones Lang LaSalle, Inc.	964
20	Realogy Holdings Corp.	511
108	Weyerhaeuser Co. - REIT	3,783
		8,792
	Telecommunications Services – 2.9%
878	AT&T, Inc.	31,871
153	CenturyLink, Inc.	2,703
530	Sprint Corp.*	2,751
119	T-Mobile US, Inc.*	7,213
586	Verizon Communications, Inc.	27,976
		72,514
	Utilities – 2.3%
32	Alliant Energy Corp.	1,237
34	Ameren Corp.	1,846
70	American Electric Power Co., Inc.	4,591

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Concluded

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Utilities (Continued)
40	CMS Energy Corp.	$1,698
44	Consolidated Edison, Inc.	3,295
25	DTE Energy Co.	2,520
100	Duke Energy Corp.	7,534
45	Edison International	2,727
26	Entergy Corp.	1,971
130	Exelon Corp.	4,815
48	NiSource, Inc.	1,110
70	PG&E Corp.	2,876
16	Pinnacle West Capital Corp.	1,231
12	Portland General Electric Co.	477
98	PPL Corp.	2,808
72	Public Service Enterprise Group, Inc.	3,487
36	Sempra Energy	3,923
140	Southern Co.	6,029
72	Xcel Energy, Inc.	3,116
		57,291
	Total Common Stocks (Cost $2,504,168)	2,493,357

Principal Amount

	Short-Term Investments – 0.1%
$2,232	Invesco Government & Agency Portfolio - Institutional Class, 1.40%#	2,232

	Total Short-Term Investments (Cost $2,232)	2,232

	Total Investments – 99.8% (Cost $2,506,400)	2,495,589
	Other Assets in Excess of Liabilities – 0.2%	3,824

	Total Net Assets – 100.0%	$2,499,413

*	Non-income producing security.
‡	Please see Note 3 for more information about industry and sector concentration and other risks.
#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

InsightShares Patriotic Employers ETF

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.8%
	Consumer Discretionary – 9.7%
20	Amazon.com, Inc.*	$30,249
340	CarMax, Inc.*	21,053
582	Comcast Corp. - Class A	21,074
564	General Motors Co.	22,193
732	Goodyear Tire & Rubber Co.	21,184
300	Hilton Worldwide Holdings, Inc.	24,237
128	Home Depot, Inc.	23,331
266	Lowe's Cos., Inc.	23,831
396	Starbucks Corp.	22,612
140	Whirlpool Corp.	22,740
		232,504
	Consumer Staples – 5.4%
568	Archer-Daniels-Midland Co.	23,583
500	Coca-Cola Co.	21,610
316	CVS Health Corp.	21,403
408	General Mills, Inc.	20,625
256	Procter & Gamble Co.	20,101
238	Walmart, Inc.	21,422
		128,744
	Energy – 1.8%
612	Devon Energy Corp.	18,770
372	Schlumberger Ltd.	24,418
		43,188
	Financials – 20.1%
222	Allstate Corp.	20,482
138	Ameriprise Financial, Inc.	21,589
454	Athene Holding Ltd. - Class A*	21,433
118	Berkshire Hathaway, Inc. - Class B*	24,450
240	Capital One Financial Corp.	23,503
308	Citigroup, Inc.	23,251
414	Hartford Financial Services Group, Inc.	21,880
220	JPMorgan Chase & Co.	25,410
1,168	KeyCorp	24,680
278	Marsh & McLennan Cos., Inc.	23,079
434	Morgan Stanley	24,313
1,746	Navient Corp.	22,628
1,758	New York Community Bancorp, Inc.	23,944
160	PNC Financial Services Group, Inc.	25,226
328	Principal Financial Group, Inc.	20,444
416	Progressive Corp.	23,953
200	Prudential Financial, Inc.	21,264
324	SEI Investments Co.	23,597

InsightShares Patriotic Employers ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	FINANCIALS (Continued)
172	Travelers Cos., Inc.	$23,908
426	U.S. Bancorp	23,157
386	Wells Fargo & Co.	22,546
		484,737
	Health Care – 10.8%
130	Aetna, Inc.	23,018
102	Anthem, Inc.	24,009
356	Baxter International, Inc.	24,133
372	Bristol-Myers Squibb Co.	24,626
115	Cigna Corp.	22,527
329	DaVita, Inc.*	23,695
264	HCA Healthcare, Inc.	26,202
93	Humana, Inc.	25,279
142	McKesson Corp.	21,191
410	Merck & Co., Inc.	22,230
104	UnitedHealth Group, Inc.	23,521
		260,431
	Industrials – 20.3%
624	AECOM*	22,158
326	Alaska Air Group, Inc.	21,027
452	American Airlines Group, Inc.	24,521
78	Boeing Co.	28,252
158	Caterpillar, Inc.	24,432
146	Cintas Corp.	24,916
412	Delta Air Lines, Inc.	22,207
298	Eaton Corp. PLC	24,049
1,302	General Electric Co.	18,371
436	Healthcare Services Group, Inc.	19,807
150	Honeywell International, Inc.	22,667
206	J.B. Hunt Transport Services, Inc.	24,425
72	Lockheed Martin Corp.	25,376
164	Norfolk Southern Corp.	22,809
76	Northrop Grumman Corp.	26,603
260	Oshkosh Corp.	20,522
172	Rockwell Collins, Inc.	23,688
356	Southwest Airlines Co.	20,591
178	Union Pacific Corp.	23,184
140	United Rentals, Inc.*	24,513
268	Waste Management, Inc.	23,134
		487,252
	Information Technology – 13.7%
153	Accenture PLC - Class A	24,635

InsightShares Patriotic Employers ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	information technology (Continued)
96	Alliance Data Systems Corp.	$23,132
443	Applied Materials, Inc.	25,512
196	Automatic Data Processing, Inc.	22,603
604	Booz Allen Hamilton Holding Corp.	22,910
336	CDW Corp.	24,505
608	Cisco Systems, Inc.	27,226
320	Cognizant Technology Solutions Corp. - Class A	26,246
768	CSRA, Inc.	31,127
1,600	Hewlett Packard Enterprise Co.	29,744
518	Intel Corp.	25,532
152	International Business Machines Corp.	23,686
361	Leidos Holdings, Inc.	22,855
		329,713
	Materials – 2.1%
256	Eastman Chemical Co.	25,877
198	Monsanto Co.	24,427
		50,304
	Real Estate – 4.6%
534	CBRE Group, Inc. - Class A*	24,964
50	Equinix, Inc. - REIT	19,605
612	Iron Mountain, Inc. - REIT	19,254
156	Jones Lang LaSalle, Inc.	25,055
143	SBA Communications Corp. - REIT*	22,490
		111,368
	Telecommunications Services – 3.6%
612	AT&T, Inc.	22,216
4,204	Sprint Corp.*	21,819
368	T-Mobile US, Inc.*	22,304
442	Verizon Communications, Inc.	21,101
		87,440
	Utilities – 7.7%
382	Ameren Corp.	20,743
302	American Electric Power Co., Inc.	19,805
254	American Water Works Co., Inc.	20,157
272	Dominion Energy, Inc.	20,147
566	Exelon Corp.	20,965
724	FirstEnergy Corp.	23,407
445	Public Service Enterprise Group, Inc.	21,551
450	Southern Co.	19,377

InsightShares Patriotic Employers ETF

SCHEDULE OF INVESTMENTS – Concluded

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	utilitieS (Continued)
458	Xcel Energy, Inc.	$19,822
		185,974
	Total Common Stocks (Cost $2,498,610)	2,401,655

	Total Investments – 99.8% (Cost $2,498,610)	2,401,655
	Other Assets in Excess of Liabilities – 0.2%	5,623

	Total Net Assets – 100.0%	$2,407,278

*	Non-income producing security.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The Schedule of Investments herein are for the InsightShares LGBT Employment Equality ETF (the “LGBT Employment Equality ETF”) and InsightShares Patriotic Employers ETF (the “Patriotic Employers ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The LGBT Employment Equality ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the UBS LGBT Employment Equality Index. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 10, 2018.

The Patriotic Employers ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Military Veterans Index. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 18, 2018.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset Value ("NAV") and the prices used by each Fund’s Index Provider. This may result in a difference between each Funds’ performance and the performance of each Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of February 28, 2018 for each Fund based upon the three levels defined above:

LGBT Employment Equality ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$2,493,357	$-	$-	$2,493,357
Short-Term Investments	2,232	-	-	2,232
Total	$2,495,589	$-	$-	$2,495,589

Patriotic Employers ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$2,401,655	$-	$-	$2,401,655
Total	$2,401,655	$-	$-	$2,401,655

*	The Fund did not hold any Level 3 securities at period end.

(1)	For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Note 3 – Principal Risks

As with any investment, the investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

ADR Risk: To the extent each Fund seeks exposure to foreign companies, each Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because each Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem Shares directly from each Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to their net asset value (“NAV”) per Share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of each Fund’s investment and the value of your Shares. Because each Fund’s net asset value (“NAV”) is determined in U.S. dollars, each Fund’s NAV could decline if the currency of the non-U.S. market in which each Fund invests depreciates against the U.S. dollar, even if the value of each Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in each Fund may change quickly and without warning and you may lose money.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Concentration Risk: Because each Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, each Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in each Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, each Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent each Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Index Tracking Risk: Each Fund’s return may not match or achieve a high degree of correlation with the return of its underlying index.

Industry and Sector Concentration Risk: From time to time, each Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent each Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, each Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if each Fund’s investments were more broadly diversified. While each Fund’s sector and industry exposure is expected to vary over time based on the composition of the Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries each Fund may have exposure to over time and should not be relied on as such.

Consumer Discretionary Sector Risk: Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Consumer Staples Sector Risk: Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Health Care Sector Risk: The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Industrials Sector Risk: The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Information Technology Sector Risk: Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Technology Sector Risk: Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of each Fund’s investments in the technology sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Mid-Capitalization Risk: The mid-capitalization companies in which each Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New Fund Risk: As a new fund, there can be no assurance that each Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. Each Fund’s distributor does not maintain a secondary market in the Shares.

Operational Risk: Each Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on each Fund.

Passive Investment Risk: Each Fund is not actively managed and therefore each Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk: In seeking to replicate the Index, which is adjusted and rebalanced quarterly, each Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Premium/Discount Risk: Although it is expected that the market price of each Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and each Fund's Shares may trade at a premium or discount to the NAV.

Ratings Methodology Risk: The Patriotic Employers ETF seeks to track the performance of stocks of companies that are included on Victory Media's list of Military Friendly® Employers. Changes in the ratings methodology Victory Media uses to assign designations and awards may have an adverse effect on the Fund. No assurance can be given that stocks of companies that have been awarded “Gold,” “Silver,” “Bronze,” or “Designated” status will outperform stocks of companies that have not been awarded “Gold,” “Silver,” “Bronze,” or “Designated” status. Moreover, there is no guarantee that the ratings methodology used to designate companies as “Gold,” Silver,” “Bronze,” or “Designated” status will generate or produce the intended results, and stocks of such companies may underperform stocks of other companies.

Ratings Methodology Risk: The LGBT Employment Equality ETF seeks to track the performance of stocks of companies that have obtained a rating of 85 or higher on the HRC’s CEI point scale. Changes in the ratings methodology the HRC uses to rate companies may have an adverse effect on the Fund. No assurance can be given that stocks of companies with a particular rating will outperform stocks of other companies. Moreover, there is no guarantee that the ratings methodology will generate or produce the intended results, and stocks of companies that have obtained a rating on the CEI may underperform stocks of companies that have obtained a lower rating or that have not been rated. The trend of companies supporting workplace equality for LGBT employees is relatively recent, and there may be a limited number of companies which meet the Index’s criteria. In addition, political trends towards increasing legal equality for LGBT persons could stall or reverse: whether as a result or separately, the number of companies supporting workplace equality for LGBT employees could stop increasing or even decrease.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Concluded

February 28, 2018 (Unaudited)

REIT Risk: The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of each Fund’s investments in REITs. Investing in REITs may subject each Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

Trading Risk: Although the Shares of each Fund are or will be listed for trading on a listing exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Secondary market trading in Fund Shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in Fund Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Shares of the Fund will continue to be met or will remain unchanged.

Note 4 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Funds’ financial statements through this date.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	April 20, 2018

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	April 20, 2018